SECURITIES EXCHANGE AGREEMENTS (Details Narrative) - shares	1 Months Ended
	Sep. 30, 2022	Aug. 31, 2022
Number of Shares of Series A Preferred Stock Issued	28,500	42,000
Number of Shares of Common Stock Exchanged to be cancelled	99,063,659	123,972,996
Number of Shares of Common Stock Exchanged		123,972,996
Newlan Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		14,250
Number of Shares of Common Stock Exchanged		49,317,406
Sluss Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		1,000
Number of Shares of Common Stock Exchanged		1,615,002
EFT Holdings Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		9,778
Number of Shares of Common Stock Exchanged		18,221,906
EF2T Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		1,202
Number of Shares of Common Stock Exchanged		2,240,768
Astonia Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		1,520
Number of Shares of Common Stock Exchanged		2,831,661
deneault Agreement [Member]
Number of Shares of Series A Preferred Stock Issued		14,250
Number of Shares of Common Stock Exchanged		49,746,253